As filed with the Securities and Exchange Commission on June 26, 2025
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-23635

NEUBERGER BERMAN NEXT GENERATION CONNECTIVITY FUND INC.
(Exact Name of Registrant as specified in charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of Principal Executive Offices – Zip Code)

Joseph V. Amato
Chief Executive Officer and President
Neuberger Berman Next Generation Connectivity Fund Inc.
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002

Lori L. Schneider, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of agents for service)

Registrant's telephone number, including area code: (212) 476-8800

Date of fiscal year end: October 31
Date of reporting period: April 30, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

(a)	Following is a copy of the semi-annual report transmitted to stockholders pursuant to Rule 30e-1 under the Act.

Neuberger Berman
Next Generation
Connectivity Fund Inc.

Semi-Annual Report
April 30, 2025

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC. ©2025 Neuberger Berman Investment Advisers LLC. All rights reserved.

President’s Letter
Dear Stockholder,
I am pleased to present this semi-annual report for Neuberger Berman Next Generation Connectivity Fund Inc. (the Fund) for the six months ended April 30, 2025 (the reporting period). The report includes a portfolio commentary, a listing of the Fund’s consolidated investments and its unaudited consolidated financial statements for the reporting period.
We believe next generation connectivity and technology present a rapidly evolving investment opportunity and the Fund is positioned to provide stockholders access to this promising strategy, managed by an experienced investment team located in the U.S. and Asia.
The Fund seeks to provide capital appreciation and income. In pursuit of its investment objectives, the Fund will invest, under normal market conditions, at least 80% of its total assets in equity securities issued by U.S. and non-U.S. companies, in any market capitalization range, that are relevant to the theme of investing in "NextGen Companies." The Fund considers "NextGen Companies" to be companies that, in the Portfolio Managers’ view, demonstrate significant growth potential from the development, advancement, use or sale of products, processes or services related to the fifth generation mobile network and future generations of mobile network connectivity and technology.
Thank you for your confidence in the Fund. We will continue to do our best to retain your trust in the years to come.
Sincerely,

Joseph V. Amato
President and CEO
Neuberger Berman Next Generation Connectivity Fund Inc.

Neuberger Berman Next Generation Connectivity Fund Inc.

Portfolio Commentary (Unaudited)

Neuberger Berman Next Generation Connectivity Fund Inc. (the Fund) generated a 0.18% total return on a net asset value (NAV) basis for the six months ended April 30, 2025 (the reporting period), underperforming its benchmark, the MSCI All Country World Index (Net) (the Index), which generated a 0.88% total return for the same period. (Fund performance on a market price basis is provided in the table immediately following this commentary.)
Global equity markets, as measured by the Index, exhibited notable volatility during the reporting period. Gains early in the period, driven by investor optimism, reversed later as concerns mounted that U.S. tariffs could slow economic growth and corporate spending while boosting inflation.
AT&T Inc., Netflix, Inc., and Spotify Technology SA outperformed during the reporting period, and contributed positively to the Fund’s performance, reflecting strong business momentum and favorable market conditions for companies with subscription-based revenue streams. Conversely, Alphabet, Inc. Class A, NVIDIA Corp., and Taiwan Semiconductor Manufacturing Co., Ltd. detracted from performance, impacted by a combination of macroeconomic challenges and shifts in investor sentiment.
The management team maintained a disciplined investment strategy during the reporting period, selectively increasing exposure to areas of opportunity while exercising caution in more volatile segments. Portfolio adjustments were made to rebalance positions and focus on high-quality, stable investments designed to align with the evolving macroeconomic and geopolitical landscape.
Private investments* remained a part of the Fund's portfolio, comprising approximately 13% of the Fund’s net assets at the end of the reporting period.
As part of its investment strategy, the Fund continues to employ its option writing strategy, which is designed to generate current gains from options premiums and enhance the Fund’s risk-adjusted return potential.
Looking ahead, the Fund remains committed to its strategy of investing in the enablers and beneficiaries of next-generation connectivity, focusing on applications and services, network infrastructure, and connected devices. As we progress through 2025, the Fund will prioritize maintaining a balanced portfolio and identifying companies with attractive risk/reward profiles, while adhering to its disciplined valuation approach.
Sincerely,
Hari Ramanan, Timothy Creedon and Yan Taw (YT) Boon
Portfolio Co-Managers
* Investments in private companies involve greater risks than investments in securities of companies that have traded publicly on an exchange for extended periods of time. Investments in private companies are generally less liquid than investments in securities issued by public companies and may be difficult for the Fund to value.
The portfolio composition, industries and holdings of the Fund are subject to change without notice.
The opinions expressed are those of the Fund's portfolio managers. The opinions are as of the date of this report and are subject to change without notice.
The value of securities owned by the Fund, as well as the market value of shares of the Fund’s common stock, may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional, national or global political, social or economic instability; regulatory or legislative developments; price, currency and interest rate fluctuations, including those resulting from changes in central bank policies; and changes in investor sentiment.

Next Generation Connectivity Fund Inc. (Unaudited)

TICKER SYMBOL
Next Generation Connectivity Fund Inc.	NBXG

SECTOR ALLOCATION
(as a % of Net Assets Applicable to Common Stockholders*)
Communication Services	23.6%
Consumer Discretionary	15.1%
Consumer Staples	0.7%
Convertible Bonds	0.6%
Financials	7.0%
Health Care	1.7%
Industrials	2.2%
Information Technology	47.8%
Real Estate	0.5%
Short-Term Investments	0.6%
Other Assets Less Liabilities	0.2%
Total	100.0%

*	Derivatives (other than options purchased), if any, are excluded from this chart.

PERFORMANCE HIGHLIGHTS
	Inception Date*	Six Month Period Ended 04/30/2025	Average Annual Total Return Ended 04/30/2025
			1 Year	Life of Fund
At NAV[1]
Next Generation Connectivity Fund Inc.	05/25/2021	0.18%	12.95%	0.34%
At Market Price[2]
Next Generation Connectivity Fund Inc.	05/25/2021	1.89%	15.73%	-2.86%
Index
MSCI All Country World Index (Net)[3]		0.88%	11.84%	5.97%
* Date of initial public offering. The Fund commenced operations on May 26, 2021.
Listed closed-end funds, unlike open-end funds, are not continually offered. Generally, there is an initial public offering and, once issued, shares of common stock of closed-end funds are sold in the secondary market on a stock exchange.
The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For current performance data, please visit www.nb.com/cef-performance.
The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a stockholder would pay on Fund distributions or on the sale of shares of the Fund’s common stock.
The investment return and market price will fluctuate and shares of the Fund’s common stock may trade at prices above or below NAV. Shares of the Fund’s common stock, when sold, may be worth more or less than their original cost.

Endnotes (Unaudited)

1	Returns based on the NAV of the Fund.
2	Returns based on the market price of shares of the Fund’s common stock on the NYSE.
3
The MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. The index consists of 47 country indexes comprising 23 developed and 24 emerging market country indexes. The developed market country indexes included are: Australia, Austria, Belgium, Canada, Denmark, Finland,
France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal,
Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The emerging market country indexes included are: Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Greece, Hungary,
India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Saudi Arabia, South
Africa, Taiwan, Thailand, Turkey and the UAE. China A shares are included starting from June 1, 2018 and are partially represented at 20% of their free float-adjusted market capitalization as of November 2019.
Effective after the close on March 9, 2022, MSCI reclassified MSCI Russia Indexes from Emerging Markets to Standalone Markets status. At that time, all Russian securities were removed from this index at a final price of 0.00001, including both locally traded Russian equity constituents and Russian ADRs/GDRs constituents. Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Please note that the index does not take into account any fees and expenses or any tax consequences of investing in the individual securities that it tracks and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by NBIA and include reinvestment of all income dividends and other distributions, if any. The Fund may invest in securities not included in the index and generally does not invest in all securities included in the index.

For more complete information on Neuberger Berman Next Generation Connectivity Fund Inc., call Neuberger Berman Investment Advisers LLC at (877) 461-1899, or visit our website at www.nb.com.

Legend April 30, 2025 (Unaudited)

Neuberger Berman Next Generation Connectivity Fund Inc.
Other Abbreviations:
ADR	= American Depositary Receipt
Management or NBIA	= Neuberger Berman Investment Advisers LLC

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)

April 30, 2025

Number of Shares		Value
Common Stocks 89.6%
Broadline Retail 6.1%
344,728	Amazon.com, Inc.	$63,574,738 *(a)
1,230	MercadoLibre, Inc.	2,866,945 *
66,441,683
Capital Markets 2.9%
643,747	Robinhood Markets, Inc. Class A	31,614,415 *
Communications Equipment 2.9%
548,443	Cisco Systems, Inc.	31,661,614
Consumer Staples Distribution & Retail 0.7%
192,829	Maplebear, Inc.	7,691,949 *
Diversified Telecommunication Services 3.7%
1,474,752	AT&T, Inc.	40,850,630
Electronic Equipment, Instruments & Components 1.0%
146,242	Amphenol Corp. Class A	11,253,322
Entertainment 9.8%
196,319	Live Nation Entertainment, Inc.	26,002,452 *
30,831	NetEase, Inc. ADR	3,300,767
17,590	Netflix, Inc.	19,906,955 *
145,100	Nintendo Co. Ltd.	12,005,406
117,895	ROBLOX Corp. Class A	7,904,860 *
104,906	Sea Ltd. ADR	14,062,649 *
12,983	Spotify Technology SA	7,971,302 *
94,727	TKO Group Holdings, Inc.	15,431,976
106,586,367
Financial Services 2.2%
7,985	Adyen NV	12,921,430 *(b)
59,083	Fiserv, Inc.	10,904,949 *
23,826,379
Ground Transportation 1.1%
149,701	Uber Technologies, Inc.	12,127,278 *
Health Care Equipment & Supplies 1.7%
36,728	Intuitive Surgical, Inc.	18,944,302 *
Hotels, Restaurants & Leisure 2.5%
808,611	DraftKings, Inc. Class A	26,918,660 *
Insurance 2.0%
59,968	Aon PLC Class A	21,276,047
Interactive Media & Services 8.5%
135,330	Alphabet, Inc. Class A	21,490,404
118,748	Meta Platforms, Inc. Class A	65,192,652 (a)
52,699	Reddit, Inc. Class A	6,143,123 *
92,826,179
IT Services 4.0%
150,448	GoDaddy, Inc. Class A	28,333,872 *

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)

Number of Shares		Value
IT Services – cont'd
64,762	International Business Machines Corp.	$15,660,747
		43,994,619
Professional Services 1.1%
25,147	CACI International, Inc. Class A	11,514,057 *
Real Estate Management & Development 0.5%
79,071	Zillow Group, Inc. Class C	5,323,850 *
Semiconductors & Semiconductor Equipment 20.3%
53,336	Analog Devices, Inc.	10,396,253
24,305	ASML Holding NV	16,237,684
138,559	Broadcom, Inc.	26,668,451
250,063	Lam Research Corp.	17,922,015
262,000	MediaTek, Inc.	11,059,000
94,041	Micron Technology, Inc.	7,236,455
335,251	NVIDIA Corp.	36,515,539
238,399	Semtech Corp.	7,449,969 *
91,115	SK Hynix, Inc.	11,377,357
285,951	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	47,665,172
183,265	Texas Instruments, Inc.	29,331,563
		221,859,458
Software 14.4%
31,956	AppLovin Corp. Class A	8,606,070 *
1,727,273	Arctic Wolf Networks, Inc.	19,506,094 *#(c)(d)
1,456,020	Grammarly, Inc. Class A	20,602,683 *#(c)(d)
17,905	HubSpot, Inc.	10,948,908 *
88,451	Monday.com Ltd.	24,853,847 *
180,339	Oracle Corp.	25,377,304
95,125	Palo Alto Networks, Inc.	17,781,716 *
60,169	Salesforce, Inc.	16,168,012
14,448	ServiceNow, Inc.	13,797,984 *
		157,642,618
Specialty Retail 1.6%
471,752	Chewy, Inc. Class A	17,690,700 *
Technology Hardware, Storage & Peripherals 1.0%
115,752	Sandisk Corp.	3,716,797 *
162,632	Western Digital Corp.	7,133,039 *
		10,849,836
Wireless Telecommunication Services 1.6%
68,748	T-Mobile U.S., Inc.	16,977,319

Total Common Stocks (Cost $925,157,547)		977,871,282
Preferred Stocks 9.0%
Entertainment 2.9%
219,568	A24 Films LLC(e)	32,159,730 *#(c)(d)
Software 4.1%
27,042	Celonis SE, Series D	9,999,861 *#(c)(d)

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)

Number of Shares		Value
Software – cont'd
1,009,513	Cybereason, Inc., Series F	$504,757 *#(c)(d)
118,080	Cybereason, Inc., Series H	205,164 *#(c)(d)
451,510	Grammarly, Inc., Series 3	12,118,528 *#(c)(d)
1,393,993	Videoamp, Inc., Series F1	21,999,998 *#(c)(d)
44,828,308
Specialty Retail 2.0%
14,659	Fabletics LLC, Series G	16,860,782 *#(c)(d)
28,112	Savage X Fenty, Series C1	67,617 *#(c)(d)
364,903	Savage X Fenty, Series D	4,313,774 *#(c)(d)
21,242,173

Total Preferred Stocks (Cost $94,416,567)		98,230,211
Principal Amount
Convertible Bonds 0.6%
Software 0.6%
$5,000	Arctic Wolf Networks, Inc., 0.00% Cash/3.00% PIK, due 9/29/2027 (Cost $5,000,000)	6,500,000 #(c)(d)(f)
Number of Shares

Short-Term Investments 0.6%
Investment Companies 0.6%
6,809,384	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.29%(g) (Cost $6,809,384)	6,809,384
Total Investments 99.8% (Cost $1,031,383,498)		1,089,410,877
Other Assets Less Liabilities 0.2%		2,553,046 (h)
Net Assets Applicable to Common Stockholders 100.0%		$1,091,963,923

*	Non-income producing security.
(a)	All or a portion of this security is pledged as collateral for options written.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at April 30, 2025 amounted to $12,921,430, which represents 1.2% of net assets applicable to common stockholders of the Fund.

(c)	Value determined using significant unobservable inputs.
(d)
Security fair valued as of April 30, 2025 in accordance with procedures approved by the valuation designee.
Total value of all such securities at April 30, 2025 amounted to $144,838,988, which represents 13.3% of net assets applicable to common stockholders of the Fund.

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)

(e)	Security represented in Units.
(f)	Payment-in-kind (PIK) security.
(g)	Represents 7-day effective yield as of April 30, 2025.
(h)	Includes the impact of the Fund’s open positions in derivatives at April 30, 2025.
#
This security is subject to restrictions on resale. Total value of all such securities at April 30, 2025 amounted to $144,838,988, which represents 13.3% of net assets applicable to common stockholders of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.

Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 4/30/2025	Fair Value Percentage of Net Assets Applicable to Common Stockholders as of 4/30/2025
A24 Films LLC (Preferred Units)	2/25/2022	$25,000,012	$32,159,730	3.0%
Arctic Wolf Networks, Inc.	12/31/2021	19,000,003	19,506,094	1.8%
Arctic Wolf Networks, Inc. (Convertible Bonds)	9/30/2022	5,000,000	6,500,000	0.6%
Celonis SE (Series D Preferred Shares)	10/5/2022	9,999,477	9,999,861	0.9%
Cybereason, Inc. (Series F Preferred Shares)	7/13/2021	5,000,000	504,757	0.1%
Cybereason, Inc. (Series H Preferred Shares)	4/30/2025	74,602	205,164	0.0%
Fabletics LLC (Series G Preferred Shares)	1/10/2022	14,659,000	16,860,782	1.5%
Grammarly, Inc. (Series 3 Preferred Shares)	12/23/2021	11,834,935	12,118,528	1.1%
Grammarly, Inc. Class A	12/23/2021	38,165,051	20,602,683	1.9%
Savage X Fenty (Series C1 Preferred Shares)	3/5/2025	4,999,992	67,617	0.0%
Savage X Fenty (Series D Preferred Shares)	2/24/2025-3/5/2025	848,551	4,313,774	0.4%
Videoamp, Inc. (Series F1 Preferred Shares)	1/4/2022	21,999,998	21,999,998	2.0%
Total		$156,581,621	$144,838,988	13.3%

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets Applicable to Common Stockholders
United States	$951,105,083	87.1%
Taiwan	58,724,172	5.4%
Netherlands	29,159,114	2.7%
Singapore	14,062,649	1.3%
Japan	12,005,406	1.1%
Korea	11,377,357	1.0%
China	3,300,767	0.3%
Brazil	2,866,945	0.3%
Short-Term Investments and Other Assets—Net	9,362,430	0.8%
	$1,091,963,923	100.0%

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)

Derivative Instruments
Written option contracts ("options written")
At April 30, 2025, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Broadline Retail
Amazon.com, Inc.	156	$(2,876,952)	$200	5/2/2025	$(16,070)
Amazon.com, Inc.	140	(2,581,880)	215	5/16/2025	(6,790)
					(22,860)
Capital Markets
Robinhood Markets, Inc.	654	(3,211,794)	60	5/2/2025	(20,928)
Robinhood Markets, Inc.	548	(2,691,228)	70	5/16/2025	(22,194)
					(43,122)
Communications Equipment
Cisco Systems, Inc.	475	(2,742,175)	60	5/2/2025	(1,900)
Cisco Systems, Inc.	462	(2,667,126)	62	5/16/2025	(15,246)
					(17,146)
Consumer Staples Distribution & Retail
Maplebear, Inc.	621	(2,477,169)	50	5/2/2025	(6,831)
Maplebear, Inc.	631	(2,517,059)	49	5/16/2025	(9,465)
					(16,296)
Diversified Telecommunication Services
AT&T, Inc.	978	(2,709,060)	29	5/2/2025	(978)
AT&T, Inc.	1,870	(5,179,900)	30	5/16/2025	(6,545)
					(7,523)
Electronic Equipment, Instruments & Components
Amphenol Corp.	413	(3,178,035)	70	5/16/2025	(282,905)
Entertainment
Live Nation Entertainment, Inc.	196	(2,596,020)	150	5/16/2025	(12,250)
NetEase, Inc.	257	(2,751,442)	109	5/2/2025	(14,778)
Netflix, Inc.	26	(2,942,472)	1,105	5/2/2025	(75,790)
Netflix, Inc.	24	(2,716,128)	1,220	5/16/2025	(13,440)
ROBLOX Corp.	839	(5,625,495)	80	5/16/2025	(59,569)
Sea Ltd.	213	(2,855,265)	145	5/16/2025	(91,057)
Spotify Technology SA	46	(2,824,308)	715	5/2/2025	(828)
Spotify Technology SA	43	(2,640,114)	740	5/16/2025	(2,817)
TKO Group Holdings, Inc.	182	(2,964,962)	165	5/16/2025	(107,380)
TKO Group Holdings, Inc.	166	(2,704,306)	175	5/16/2025	(48,140)
					(426,049)

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls (cont’d)
Financial Services
Fiserv, Inc.	126	$(2,325,582)	$227.5	5/2/2025	$(37,485)(a)(b)
Ground Transportation
Uber Technologies, Inc.	359	(2,908,259)	81	5/2/2025	(41,464)
Uber Technologies, Inc.	340	(2,754,340)	90	5/16/2025	(26,350)
					(67,814)
Health Care Equipment & Supplies
Intuitive Surgical, Inc.	56	(2,888,480)	550	5/2/2025	(700)(a)(b)
Hotels, Restaurants & Leisure
DraftKings, Inc.	757	(2,520,053)	43	5/16/2025	(9,084)
Insurance
Aon PLC	144	(5,108,976)	390	5/16/2025	(6,624)(a)(b)
Interactive Media & Services
Alphabet, Inc.	177	(2,810,760)	167.5	5/2/2025	(1,859)
Alphabet, Inc.	164	(2,604,320)	180	5/16/2025	(3,116)
Meta Platforms, Inc.	106	(5,819,400)	595	5/2/2025	(45,580)
Meta Platforms, Inc.	49	(2,690,100)	635	5/16/2025	(15,851)
Reddit, Inc.	283	(3,298,931)	130	5/2/2025	(75,278)
Reddit, Inc.	235	(2,739,395)	150	5/16/2025	(46,882)
					(188,566)
IT Services
GoDaddy, Inc.	157	(2,956,781)	182.5	5/2/2025	(158,570)
GoDaddy, Inc.	143	(2,693,119)	200	5/16/2025	(41,827)
International Business Machines Corp.	111	(2,684,202)	270	5/2/2025	(333)
					(200,730)
Professional Services
CACI International, Inc.	62	(2,838,794)	470	5/16/2025	(45,260)
Real Estate Management & Development
Zillow Group, Inc.	428	(2,881,724)	72.5	5/16/2025	(81,962)
Zillow Group, Inc.	362	(2,437,346)	80	5/16/2025	(20,453)
					(102,415)
Semiconductors & Semiconductor Equipment
Analog Devices, Inc.	150	(2,923,800)	195	5/2/2025	(37,875)
Analog Devices, Inc.	133	(2,592,436)	220	5/16/2025	(4,323)
ASML Holding NV	42	(2,805,936)	700	5/2/2025	(3,360)
Broadcom, Inc.	159	(3,060,273)	192.5	5/2/2025	(59,227)

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls (cont’d)
Broadcom, Inc.	140	$(2,694,580)	$220	5/16/2025	$(10,150)
Lam Research Corp.	419	(3,002,973)	74	5/2/2025	(13,618)
Micron Technology, Inc.	392	(3,016,440)	81	5/2/2025	(12,936)
Micron Technology, Inc.	342	(2,631,690)	90	5/16/2025	(14,706)
Semtech Corp.	1,060	(3,312,500)	33	5/16/2025	(124,550)
Semtech Corp.	903	(2,821,875)	36	5/16/2025	(38,377)
Taiwan Semiconductor Manufacturing Co. Ltd.	354	(5,900,826)	167.5	5/2/2025	(69,738)
Taiwan Semiconductor Manufacturing Co. Ltd.	160	(2,667,040)	182.5	5/16/2025	(12,960)
Texas Instruments, Inc.	180	(2,880,900)	165	5/2/2025	(7,020)
Texas Instruments, Inc.	167	(2,672,835)	175	5/16/2025	(10,271)
					(419,111)
Software
AppLovin Corp.	116	(3,123,996)	300	5/2/2025	(9,570)
AppLovin Corp.	97	(2,612,307)	430	5/16/2025	(32,737)
Monday.com Ltd.	161	(4,523,939)	310	5/16/2025	(148,120)
Monday.com Ltd.	50	(1,404,950)	320	5/16/2025	(33,000)
Oracle Corp.	213	(2,997,336)	140	5/2/2025	(46,860)
Oracle Corp.	190	(2,673,680)	152.5	5/16/2025	(19,475)
Palo Alto Networks, Inc.	163	(3,046,959)	175	5/2/2025	(200,897)
Palo Alto Networks, Inc.	149	(2,785,257)	200	5/16/2025	(33,823)
Salesforce, Inc.	110	(2,955,810)	260	5/2/2025	(102,025)
Salesforce, Inc.	99	(2,660,229)	285	5/16/2025	(19,998)
ServiceNow, Inc.	35	(3,342,535)	895	5/2/2025	(214,025)
ServiceNow, Inc.	28	(2,674,028)	1,060	5/16/2025	(5,670)
					(866,200)
Specialty Retail
Chewy, Inc.	774	(2,902,500)	39	5/2/2025	(9,288)
Chewy, Inc.	717	(2,688,750)	42.5	5/16/2025	(9,321)
					(18,609)
Technology Hardware, Storage & Peripherals
Sandisk Corp.	1,157	(3,715,127)	40	5/16/2025	(57,850)
Western Digital Corp.	729	(3,197,394)	41	5/2/2025	(216,148)
Western Digital Corp.	651	(2,855,286)	47.5	5/16/2025	(31,899)
					(305,897)
Wireless Telecommunication Services
T-Mobile U.S., Inc.	103	(2,543,585)	282.5	5/2/2025	(206)

Total calls					$(3,084,602)

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts
Broadline Retail
Amazon.com, Inc.	140	$(2,581,880)	$150	5/16/2025	$(9,168)
MercadoLibre, Inc.	12	(2,797,020)	1,760	5/16/2025	(7,020)
					(16,188)
Capital Markets
Robinhood Markets, Inc.	548	(2,691,228)	32	5/16/2025	(70,144)
Diversified Telecommunication Services
AT&T, Inc.	935	(2,589,950)	25.5	5/16/2025	(8,883)
Entertainment
Live Nation Entertainment, Inc.	196	(2,596,020)	110	5/16/2025	(12,250)
Netflix, Inc.	24	(2,716,128)	942.5	5/16/2025	(3,108)
ROBLOX Corp.	401	(2,688,705)	48	5/16/2025	(10,426)
Sea Ltd.	213	(2,855,265)	97.5	5/16/2025	(11,928)
Spotify Technology SA	43	(2,640,114)	460	5/16/2025	(2,387)
TKO Group Holdings, Inc.	182	(2,964,962)	125	5/16/2025	(17,745)
					(57,844)
Financial Services
Fiserv, Inc.	126	(2,325,582)	175	5/2/2025	(1,134)
Fiserv, Inc.	142	(2,620,894)	160	5/16/2025	(3,905)
					(5,039)
Ground Transportation
Uber Technologies, Inc.	340	(2,754,340)	62.5	5/16/2025	(5,270)
Health Care Equipment & Supplies
Intuitive Surgical, Inc.	51	(2,630,580)	440	5/16/2025	(5,738)
Hotels, Restaurants & Leisure
DraftKings, Inc.	758	(2,523,382)	26	5/16/2025	(15,539)
Interactive Media & Services
Reddit, Inc.	235	(2,739,395)	75	5/16/2025	(15,627)
IT Services
GoDaddy, Inc.	143	(2,693,119)	157.5	5/16/2025	(11,440)(a)(b)
Semiconductors & Semiconductor Equipment
Analog Devices, Inc.	133	(2,592,436)	167.5	5/16/2025	(9,643)
ASML Holding NV	39	(2,605,512)	590	5/16/2025	(11,310)
NVIDIA Corp.	244	(2,657,648)	87	5/16/2025	(5,612)
					(26,565)

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts (cont’d)
Software
Monday.com Ltd.	100	$(2,809,900)	$180	5/16/2025	$(8,500)
Salesforce, Inc.	99	(2,660,229)	227.5	5/16/2025	(3,812)
					(12,312)
Total puts					$(250,589)
Total options written (premium received $1,363,646)					$(3,335,191)

(a)	Value determined using significant unobservable inputs.
(b)	Security fair valued as of April 30, 2025 in accordance with procedures approved by the valuation designee.
For the six months ended April 30, 2025, the average market value for the months where the Fund had options written outstanding was $(2,509,431). At April 30, 2025, the Fund had securities pledged in the amount of $81,343,240 to cover collateral requirements for options written.
The following is a summary, categorized by Level (see Note A of the Notes to Consolidated Financial Statements), of inputs used to value the Fund’s investments as of April 30, 2025:

Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Financial Services	$10,904,949	$12,921,430	$—	$23,826,379
Software	117,533,841	—	40,108,777	157,642,618
Other Common Stocks#	796,402,285	—	—	796,402,285
Total Common Stocks	924,841,075	12,921,430	40,108,777	977,871,282
Preferred Stocks#	—	—	98,230,211	98,230,211
Convertible Bonds#	—	—	6,500,000	6,500,000
Short-Term Investments	—	6,809,384	—	6,809,384
Total Investments	$924,841,075	$19,730,814	$144,838,988	$1,089,410,877

#	The Consolidated Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)

(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2024	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 4/30/2025	Net change in unrealized appreciation/ (depreciation) from investments still held as of 4/30/2025
Investments in Securities:
Common Stocks(1)	$43,053	$—	$—	$(2,944)	$—	$—	$—	$—	$40,109	$(2,944)
Preferred Stocks(1)	97,958	—	—	(651)	923	—	—	—	98,230	(1,712)
Convertible Bonds(1)	5,760	—	—	740	—	—	—	—	6,500	740
Total	$146,771	$—	$—	$(2,855)	$923	$—	$—	$—	$144,839	$(3,916)
(1) Quantitative Information about Level 3 Fair Value Measurements:

Investment type	Fair value at 4/30/2025	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$40,108,777	Market Approach	Enterprise value/Revenue multiple(c) (EV/Revenue)	9.2x - 12.5x	10.8x	Increase
		Market Approach	Discount Rate	4.3%	4.3%	Decrease
		Market Approach	Term (Years)	1.3 - 1.8	1.6	Decrease
		Market Approach	Expected Volatility	65.0% - 80.0%	72.3%	Decrease
		Market Approach	Transaction Price	$9.06	$9.06	Increase
Preferred Stocks	66,070,481	Market Approach	Enterprise value/Revenue multiple(c) (EV/Revenue)	7.1x - 14.3x	9.3x	Increase
		Market Approach	Discount Rate	3.9% - 4.3%	4.0%	Decrease
		Market Approach	Term (Years)	1.8 - 3.2	2.6	Decrease
		Market Approach	Expected Volatility	55.0% - 65.0%	62.7%	Decrease
		Market Approach	Transaction Price	$0.63 - $1,150.00	$884.21	Increase
		Market Approach	Cost Multiple	0.5x - 2.8x	2.4x	Increase
Convertible Bonds	6,500,000	Income Approach	Credit Yield Spread	25.6%	25.6%	Decrease
Preferred Units	32,159,730	Market Approach	Transaction Price	$146.47	$146.47	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(c) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.
The following is a summary, categorized by Level (see Note A of the Notes to Consolidated Financial Statements), of inputs used to value the Fund’s derivatives as of April 30, 2025:

Other Financial Instruments	Level 1	Level 2	Level 3(a)	Total
Options Written
Liabilities	$(3,278,942)	$—	$(56,249)	$(3,335,191)
Total	$(3,278,942)	$—	$(56,249)	$(3,335,191)

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)

(a)	The following is a reconciliation between the beginning and ending balances of derivative investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2024	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases/ Closing of options	Sales/ Writing of options	Transfers into Level 3	Transfers out of Level 3	Balance as of 4/30/2025	Net change in unrealized appreciation/ (depreciation) from investments still held as of 4/30/2025
Other Financial Instruments
Written Option Contracts(1)	$(6)	$—	$44	$(35)	$—	$(59)	$—	$—	$(56)	$3
Total	$(6)	$—	$44	$(35)	$—	$(59)	$—	$—	$(56)	$3
(1) At April 30, 2025, these investments were valued in accordance with procedures approved by the valuation designee. These investments did not have a material impact on the Fund's net assets applicable to common stockholders and, therefore, disclosure of significant unobservable inputs used in formulating valuations is not presented.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities (Unaudited)

Neuberger Berman

NEXT GENERATION CONNECTIVITY FUND INC.
April 30, 2025
Assets
Investments in securities, at value* (Note A)—see Consolidated Schedule of Investments:
Unaffiliated issuers(a)	$1,089,410,877
Foreign currency(b)	774,797
Dividends and interest receivable	661,740
Receivable for securities sold	6,488,720
Prepaid expenses and other assets	54,260
Total Assets	1,097,390,394
Liabilities
Distributions payable—common stock	684,620
Payable to investment manager (Note B)	860,231
Option contracts written, at value(c) (Note A)	3,335,191
Due to custodian	500
Payable for securities purchased	74,602
Payable to administrator (Note B)	215,730
Payable to directors	2,867
Other accrued expenses and payables	252,730
Total Liabilities	5,426,471
Net Assets applicable to Common Stockholders	$1,091,963,923
Net Assets applicable to Common Stockholders consist of:
Paid-in capital—common stock	$1,238,186,795
Total distributable earnings/(losses)	(146,222,872)
Net Assets applicable to Common Stockholders	$1,091,963,923
Shares of Common Stock Outstanding ($0.0001 par value; 1,000,000,000 shares authorized)	78,761,496
Net Asset Value Per Share of Common Stock Outstanding	$13.86
*Cost of Investments:
(a) Unaffiliated issuers	$1,031,383,498
(b) Total cost of foreign currency	$744,134
(c) Premium received from option contracts written	$1,363,646

See Notes to Consolidated Financial Statements

Consolidated Statement of Operations (Unaudited)

Neuberger Berman

NEXT GENERATION CONNECTIVITY FUND INC.
For the Six Months Ended April 30, 2025
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$4,194,572
Interest and other income—unaffiliated issuers	1,093,000
Foreign taxes withheld	(117,770)
Total income	$5,169,802
Expenses:
Investment management fees (Note B)	5,738,748
Administration fees (Note B)	1,435,916
Audit fees	30,757
Custodian and accounting fees	64,240
Insurance	14,038
Legal fees	159,108
Stockholder reports	399,407
Stock exchange listing fees	39,925
Stock transfer agent fees	7,821
Directors' fees and expenses	30,525
Miscellaneous and other fees	39,382
Total expenses	7,959,867
Net investment income/(loss)	$(2,790,065)
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	39,648,322
Settlement of foreign currency transactions	(41,275)
Expiration or closing of option contracts written	12,134,830
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	(48,484,811)
Foreign currency translations	49,526
Option contracts written	(2,419,951)
Net gain/(loss) on investments	886,641
Net increase/(decrease) in net assets applicable to Common Stockholders resulting from operations	$(1,903,424)

See Notes to Consolidated Financial Statements

Consolidated Statements of Changes in Net Assets

Neuberger Berman

	Next Generation Connectivity Fund Inc.
	Six Months Ended	Fiscal Year Ended
	April 30, 2025 (Unaudited)	October 31, 2024
Increase/(Decrease) in Net Assets Applicable to Common Stockholders:
From Operations (Note A):
Net investment income/(loss)	$(2,790,065)	$(3,752,899)
Net realized gain/(loss) on investments	51,741,877	70,943,748
Change in net unrealized appreciation/(depreciation) of investments	(50,855,236)	229,584,632
Net increase/(decrease) in net assets applicable to Common Stockholders resulting from operations	(1,903,424)	296,775,481
Distributions to Common Stockholders From (Note A):
Distributable earnings	(47,256,898)	—
Tax return of capital	—	(94,513,795)
Total distributions to Common Stockholders	(47,256,898)	(94,513,795)
Net Increase/(Decrease) in Net Assets Applicable to Common Stockholders	(49,160,322)	202,261,686
Net Assets Applicable to Common Stockholders:
Beginning of period	1,141,124,245	938,862,559
End of period	$1,091,963,923	$1,141,124,245

See Notes to Consolidated Financial Statements

Consolidated Statement of Cash Flows (Unaudited)

Neuberger Berman

NEXT GENERATION CONNECTIVITY FUND INC.
For the Six Months Ended April 30, 2025
Increase/(Decrease) in cash:
Cash flows from operating activities:
Net decrease in net assets applicable to Common Stockholders resulting from operations	$(1,903,424)
Adjustments to reconcile net increase in net assets applicable to Common Stockholders resulting from operations to net cash provided by operating activities:
Changes in assets and liabilities:
Purchase of investment securities	(650,438,357)
Proceeds from disposition of investment securities	617,927,457
Proceeds from options written, net	10,379,111
Purchase/sale of short-term investment securities, net	79,945,295
Decrease in dividends and interest receivable	333,097
Increase in prepaid expenses and other assets	(26,768)
Increase in receivable for securities sold	(6,162,024)
Decrease in payable for securities purchased	(1,622,318)
Decrease in payable to investment manager	(117,061)
Decrease in payable to directors	(1,316)
Decrease in payable to administrator	(29,494)
Decrease in other accrued expenses and payables	(30,650)
Unrealized depreciation on investment securities of unaffiliated issuers	48,484,811
Unrealized appreciation on foreign currency translations	(49,526)
Unrealized depreciation on options contracts written	2,419,951
Net realized gain from transactions in investment securities of unaffiliated issuers	(39,648,322)
Net realized loss from settlement of foreign currency transactions	41,275
Net realized gain from expiration or closing of option contracts written	(12,134,830)
Net cash provided by (used in) operating activities	$47,366,907
Cash flows from financing activities:
Cash distributions paid on common stock	(47,362,536)
Effect of exchange rate changes on cash	8,251
Net cash provided by (used in) financing activities	$(47,354,285)
Net increase/(decrease) in cash	12,622
Cash:
Cash, foreign currency and restricted cash, if any, at beginning of period	761,675
Cash, foreign currency and restricted cash, if any, at end of period	$774,297
Supplemental disclosure
The following table provides a reconciliation of cash, foreign currency and restricted cash, if any, reported within the Consolidated Statement of Assets and Liabilities that sum to the total of such amounts shown on the Consolidated Statement of Cash Flows.

	April 30, 2025	October 31, 2024
Cash (Due to Custodian)	$(500)	$110,961
Foreign Currency	774,797	650,714
Cash, foreign currency and restricted cash, if any, at end of period	$774,297	$761,675

See Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements Next Generation Connectivity Fund Inc. (Unaudited)
Note A—Summary of Significant Accounting Policies:
1
General: Neuberger Berman Next Generation Connectivity Fund Inc. (the "Fund") was organized as a Maryland corporation on February 3, 2021 as a non-diversified, limited term closed-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund commenced operations on May 26, 2021. The Fund’s Board of Directors (the "Board") may classify or re-classify any unissued shares of capital stock into one or more classes of preferred stock without the approval of stockholders.

A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."
The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
To facilitate compliance with certain requirements necessary to maintain its status as a regulated investment company ("RIC"), the Fund formed NB A24 NBXG Blocker LLC (the "Blocker"), a Delaware limited liability company, to hold interests in certain private placements. The Blocker is a wholly owned subsidiary of the Fund and the Fund will remain its sole member.
As of April 30, 2025, the value of the Fund's investment in the Blocker was as follows:

Investment in Blocker	Percentage of Net Assets Applicable to Common Stockholders
$31,956,932	2.9%
2
Consolidation: The accompanying financial statements of the Fund present the consolidated accounts of the Fund and the Blocker. All intercompany accounts and transactions have been eliminated in consolidation.

3
Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by the Fund are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments

•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund’s investments in equity securities, preferred stocks, and exchange-traded options written, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Fund's investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods that include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:
Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, conversion rates, credit-specific details, relevant listed bond and preferred stock prices and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available.
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value ("NAV") per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Fund’s investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time, on days the New York Stock Exchange ("NYSE") is open for business. Management has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the time at which the Fund’s share price is calculated, Management has determined based on available data that prices adjusted or evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
4
Foreign currency translations: The accounting records of the Fund and the Blocker are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the NYSE is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Consolidated Statement of Operations.

5
Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost and stated separately in the Consolidated Statement of Operations.

6
Income tax information: It is the policy of the Fund to qualify for treatment as a RIC by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its stockholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to stockholders, no federal income or excise tax provision is required.

ASC 740 "Income Taxes" sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Consolidated Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. Management has analyzed the Fund's tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund's financial statements.
For federal income tax purposes, the estimated cost of investments held at April 30, 2025 was $1,040,132,381. The estimated gross unrealized appreciation was $119,777,886 and estimated gross unrealized depreciation was $70,480,189 resulting in net unrealized appreciation in value of investments of $49,297,697 based on cost for U.S. federal income tax purposes.
Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.
Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of common stock of the Fund. For the year ended October 31, 2024, the Fund recorded permanent reclassifications primarily related to net operating losses written off. For the year ended October 31, 2024, the Fund recorded the following permanent reclassifications:

Paid-in Capital	Total Distributable Earnings/(Losses)
$(4,646,291)	$4,646,291
The tax character of distributions paid during the years ended October 31, 2024, and October 31, 2023, was as follows:

Distributions Paid From:
Ordinary Income		Long-Term Capital Gain		Return of Capital		Total
2024	2023	2024	2023	2024	2023	2024	2023
$—	$—	$—	$—	$94,513,795	$94,513,795	$94,513,795	$94,513,795

As of October 31, 2024, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$—	$—	$98,192,512	$(194,464,804)	$(790,258)	$(97,062,550)
The temporary differences between book basis and tax basis distributable earnings are primarily due to timing differences of fund level distributions and losses disallowed and/or recognized on wash sales and straddles.
To the extent the Fund’s net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains. Capital loss carryforward rules allow for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. As determined at October 31, 2024, the Fund had unused capital loss carryforwards available for federal income tax purposes to offset future net realized capital gains, if any, as follows:

Capital Loss Carryforwards
Long-Term	Short-Term
$—	$190,777,178
During the year ended October 31, 2024, the Fund had utilized capital loss carryforwards of $46,739,943.
Under current tax regulations, capital losses realized on investment transactions after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Under current tax rules, the Fund may also defer any realized late-year ordinary losses as occurring on the first day of the following fiscal year. Late-year ordinary losses represent ordinary losses realized on investment transactions after December 31 and specified losses (ordinary losses from the sale, exchange, or other disposition of property, net foreign currency losses and net passive foreign investment company mark to market losses) realized on investment transactions after October 31. For the year ended October 31, 2024, the Fund elected to defer the following late-year ordinary losses and post October capital losses:

Late-Year Ordinary Loss Deferral	Post October Capital Loss Deferral
$(3,317,053)	$—
The Blocker is taxed as a corporation under the U.S. Internal Revenue Code. As of October 31, 2024, the Fund had a gross deferred tax asset of $626,447 resulting from deferred interest expense, capital losses and net operating losses in the Blocker and a gross deferred tax liability of $2,404,923 resulting from appreciation of the underlying holding. As of October 31, 2024, the Blocker has a net deferred tax liability of $1,778,476.
7
Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.

Foreign capital gains on certain foreign securities may be subject to foreign taxes, which are accrued as applicable. At April 30, 2025, there were no outstanding balances of accrued capital gains taxes for the Fund.
As a result of several European Court of Justice ("ECJ") court cases in certain countries across the European Union ("EU"), the Fund may file tax reclaims for previously withheld taxes on dividends earned in those countries ("ECJ tax reclaims"). ECJ tax reclaims are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. If an ECJ tax reclaim is "more likely than not" to not be sustained, assuming examination by tax authorities, due to the uncertainty that exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these ECJ tax reclaims, and the potential timing of payment, then no amounts are included in the Consolidated Statement of Assets and Liabilities. Income recognized, if any, for ECJ tax reclaims would be included in "Interest and other income—unaffiliated issuers" in the Consolidated Statement of Operations and the cost to file these additional ECJ tax reclaims, if any, would be included in "Miscellaneous and other fees" in the Consolidated Statement of Operations.
8
Distributions to common stockholders: The Fund earns income, net of expenses, daily on its investments. It is the policy of the Fund to declare and pay monthly distributions to common stockholders. The Fund has adopted a policy to pay common stockholders a stable monthly distribution. The Fund’s ability to satisfy its policy will depend on a number of factors, including the amount and stability of income received from its investments, the availability of capital gains and the level of other Fund fees and expenses. In an effort to maintain a stable distribution amount, the Fund may pay distributions consisting of net investment income, net realized gains and paid-in capital. There is no assurance that the Fund will always be able to pay distributions of a particular size, or that distributions will consist solely of net investment income and net realized capital gains. The composition of the Fund’s distributions for the calendar year 2025 will be reported to Fund stockholders on IRS Form 1099-DIV. The Fund may pay distributions in excess of those required by its stable distribution policy to avoid excise tax or to satisfy the requirements of Subchapter M of the Internal Revenue Code. Distributions to common stockholders are recorded on the ex-date. Net realized capital gains, if any, will be offset to the extent of any available capital loss carryforwards. Any such offset will not reduce the level of the stable monthly distribution paid by the Fund.

On April 30, 2025, the Fund declared a monthly distribution to common stockholders in the amount of $0.1000 per share, payable on May 30, 2025 to stockholders of record on May 15, 2025, with an ex-date of May 15, 2025. Subsequent to April 30, 2025, the Fund declared a monthly distribution on May 30, 2025 to common stockholders in the amount of $0.1000 per share, payable on June 30, 2025 to stockholders of record on June 16, 2025, with an ex-date of June 16, 2025.
9
Expense allocation: Certain expenses are applicable to multiple funds within the complex of related investment companies. Expenses directly attributable to the Fund are charged to the Fund. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company (e.g., the Fund) are allocated among the Fund and the other investment companies or series thereof in the complex on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies or series thereof in the complex can otherwise be made fairly.

10
Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.
Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. To the extent a foreign security is denominated in U.S. dollars, there is also the risk that a foreign government will not let U.S. dollar-denominated assets leave the country.
The governments of emerging market countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/or impose burdensome taxes that could adversely affect security prices.
Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.
11
Concentration of risk: The Fund’s investments will be concentrated in securities of issuers operating in one or more industries within the information technology and communication services groups of industries. Communication services companies may be subject to specific risks associated with legislative or regulatory changes, adverse market conditions, intellectual property use and/or increased competition. The market prices of technology and technology-related stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments. These stocks may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. The economic fortunes of the companies held by the Fund may be significantly tied to next generation connectivity technologies. The focus of the Fund’s portfolio on a specific group of industries may present more risks than if its portfolio were broadly diversified over numerous industries and sectors of the economy.

12
Limited term and Eligible Tender Offer: The Fund has a limited term and intends to terminate on the first business day following the twelfth anniversary of the effective date of the Fund’s initial registration statement, which is currently anticipated to be May 26, 2033 (the "Stated Termination Date"); provided, that if the Board believes that, under then-current market conditions, it is in the best interests of the Fund to do so, the Fund may extend the Termination Date: (i) once for up to one year and (ii) once for up to an additional six months (in the event of any such extension, the termination date shall be referred to as the "Extended Termination Date" and the later of the Stated Termination Date and the Extended Termination Date is referred to as the "Termination Date"), in each case upon the affirmative vote of a majority of the Board and without the approval of common stockholders.

In addition, as of a date within twelve months preceding the Termination Date, the Board may cause the Fund to conduct a tender offer to all common stockholders to purchase common stock of the Fund at a price equal to the Fund’s NAV per share of common stock (an "Eligible Tender Offer"). The Board has established that, following an Eligible Tender Offer, the Fund must have at least $200 million of net assets to ensure the continued viability of the Fund (the "Termination Threshold"). In an Eligible Tender Offer, the Fund will offer to purchase all common stock held by each common stockholder; provided, that if the number of properly tendered shares of common stock would result in the Fund’s net assets totaling less than the Termination Threshold, the Eligible Tender Offer will be terminated and no common stock will be repurchased pursuant to the Eligible Tender Offer. Instead, the Fund will begin (or continue) liquidating its portfolio and proceed to terminate on or before the Termination Date.

If the number of properly tendered shares of Common Stock would result in the Fund’s net assets equaling or totaling greater than the Termination Threshold, all common stock properly tendered and not withdrawn will be purchased by the Fund pursuant to the terms of the Eligible Tender Offer. Following the completion of an Eligible Tender Offer, the Board may eliminate the limited term structure of the Fund upon the affirmative vote of a majority of the Board and without the approval of common stockholders.
13
Derivative instruments: The Fund’s use of derivatives during the six months ended April 30, 2025, is described below. Please see the Consolidated Schedule of Investments for the Fund’s open positions in derivatives at April 30, 2025. The disclosure requirements of ASC 815 "Derivatives and Hedging" ("ASC 815") distinguish between derivatives that qualify for hedge accounting and those that do not. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Consolidated Statement of Operations, they do not qualify for hedge accounting. Accordingly, even though the Fund’s investments in derivatives may represent economic hedges, they are considered non-hedge transactions for purposes of this disclosure.

Rule 18f-4 under the 1940 Act regulates the use of derivatives for certain funds registered under the 1940 Act ("Rule 18f-4"). Unless the Fund qualifies as a "limited derivatives user" as defined in Rule 18f-4, the Fund is subject to a comprehensive derivatives risk management program, is required to comply with certain value-at-risk based leverage limits and is required to provide additional disclosure both publicly and to the SEC regarding its derivatives positions. If the Fund qualifies as a limited derivatives user, Rule 18f-4 requires the Fund to have policies and procedures to manage its aggregate derivatives risk.
Options Written: During the six months ended April 30, 2025, the Fund used options written to generate current gains from option premiums and to enhance risk-adjusted returns.
Premiums received by the Fund upon writing a call option or a put option are recorded in the liability section of the Fund’s Consolidated Statement of Assets and Liabilities and are subsequently adjusted to the current market value. When an option is exercised, closed, or expired, the Fund realizes a gain or loss and the liability is eliminated.
When the Fund writes a call option on an underlying asset it does not own, its exposure on such an option is theoretically unlimited. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. When writing a put option, the Fund, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a call or put option that the Fund has written expires unexercised, the Fund will realize a gain for the amount of the premium. All securities covering outstanding written options are held in escrow by the custodian bank.
At April 30, 2025, the Fund had the following derivatives (which did not qualify as hedging instruments under ASC 815), grouped by primary risk exposure:

	Asset Derivatives		Liability Derivatives
	Consolidated Statement of Assets and Liabilities Location	Value	Consolidated Statement of Assets and Liabilities Location	Value
Options written
Equity risk	—	$—	Option contracts written, at value	$(3,335,191)

The impact of the use of these derivative instruments on the Consolidated Statement of Operations during the six months ended April 30, 2025, was as follows:

	Net Realized Gain/ (Loss) on Derivatives(a)	Change in Net Unrealized Appreciation/ (Depreciation) on Derivatives(b)
Options written
Equity risk	$12,134,830	$(2,419,951)

(a)	Net realized gain/(loss) on derivatives is located in the Consolidated Statement of Operations each under the caption, "Net realized gain/(loss) on:"

Options written	Expiration or closing of option contracts written

(b)	Change in net unrealized appreciation/(depreciation) is located in the Consolidated Statement of Operations each under the caption, "Change in net unrealized appreciation/(depreciation) in value of:"

Options written	Option contracts written
While the Fund may receive redeemable preference shares, rights and warrants in connection with its investments in securities, these preference shares, rights and warrants are not considered "derivative instruments" under ASC 815.
14
Securities lending: The Fund, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender’s fees. These fees, if any, would be disclosed within the Consolidated Statement of Operations under the caption "Income from securities loaned—net" and are net of expenses retained by State Street as compensation for its services as lending agent.

The initial collateral received by the Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day’s market value of the loaned securities (105% in the case of international securities). Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. Thereafter, the value of the collateral is monitored on a daily basis, and collateral is moved daily between a counterparty and the Fund until the close of the transaction. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street and is included in the Consolidated Statement of Assets and Liabilities under the caption "Investments in securities, at value—Unaffiliated issuers." The total value of securities received as collateral for securities on loan is included in a footnote following the Consolidated Schedule of Investments, but is not included within the Consolidated Statement of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to the Fund.
During the six months ended April 30, 2025, the Fund did not participate in securities lending.
15
Investments in private companies: Investments in private companies, including companies that have not yet issued securities publicly in an initial public offering, involve greater risks than investments in securities of companies that have traded publicly on an exchange for extended periods of time. Investments in these companies are generally less liquid than investments in securities issued by public companies and may be difficult for the Fund to value. Private placements and other restricted securities may not be listed on an exchange and may have no active trading market. As a result of the absence of a public trading market, the prices of these securities may be more difficult to determine than publicly traded securities and these securities may involve heightened risk as compared to investments in securities of publicly traded companies. Private placements and other restricted securities may be illiquid, and it frequently can be difficult to sell them at a time when it may otherwise be desirable to do so or the Fund may be able to sell them only at prices that are less than what the Fund regards as their fair market value.
16
Indemnifications: Like many other companies, the Fund’s organizational documents provide that its officers ("Officers") and directors ("Directors") are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, both in some of its principal service contracts and in the normal course of its business, the Fund enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Fund’s maximum exposure under these arrangements is unknown as this could involve future claims against the Fund.

17
Segment Reporting: In this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, "Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures" ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker ("CODM") in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The Fund’s investment manager acts as the Fund’s CODM. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and evaluates performance in accordance with the Fund’s principal investment strategy as disclosed in its prospectus and/or annual report. The CODM uses these measures to assess Fund performance and allocate resources effectively. The Fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess Fund performance and to make resource allocation decisions for the Fund’s single segment are consistent with that presented within the Fund’s financial statements.

Note B—Investment Management Fees, Administration Fees, and Other Transactions with Affiliates:
The Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, the Fund pays NBIA monthly an investment management fee at an annual rate of 1.00% of the Fund’s average daily Managed Assets. Managed Assets equal the total assets of the Fund, less liabilities other than the aggregate indebtedness entered into for purposes of leverage, if any.
The Fund retains NBIA as its administrator under an Administration Agreement. The Fund pays NBIA monthly an administration fee at an annual rate of 0.25% of its average daily Managed Assets under this agreement. Additionally, NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.
The expenses of the Blocker are included in the total expenses on the Consolidated Statement of Operations. For the six months ended April 30, 2025, the expenses of the Blocker amounted to $5,282.
Note C—Securities Transactions:
During the six months ended April 30, 2025, there were purchase and sale transactions of long-term securities (excluding written option contracts) of $652,508,374 and $617,927,457, respectively.
During the six months ended April 30, 2025, no brokerage commissions on securities transactions were paid to affiliated brokers.
Note D—Unaudited Financial Information:
The financial information included in this interim report is taken from the records of the Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

Financial Highlights

Next Generation Connectivity Fund Inc.
The following table includes selected data for a share of common stock outstanding throughout each fiscal period and other performance information derived from the Consolidated Financial Statements (Financial Statements for the reporting period ended October 31, 2021). Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A "—" indicates that the line item was not applicable in the corresponding fiscal period.

	Six Months Ended April 30,	Year Ended October 31,			Period from May 26, 2021[a] to October 31,
	2025[b] (Unaudited)	2024 [b]	2023 [b]	2022 [b]	2021
Common Stock Net Asset Value, Beginning of Period	$14.49	$11.92	$11.68	$20.92	$20.00
Income/(Loss) From Investment Operations Applicable to Common Stockholders:
Net Investment Income/(Loss)[c]	(0.04)	(0.05)	(0.07)	(0.14)	(0.07)
Net Gains or (Losses) on Securities (both realized and unrealized)	0.01	3.82	1.51	(7.90)	1.39
Total From Investment Operations Applicable to Common Stockholders	(0.03)	3.77	1.44	(8.04)	1.32
Less Distributions to Common Stockholders From:
Net Investment Income	(0.60)	—	—	—	(0.02)
Tax Return of Capital	—	(1.20)	(1.20)	(1.20)	(0.38)
Total Distributions to Common Stockholders	(0.60)	(1.20)	(1.20)	(1.20)	(0.40)
Common Stock Net Asset Value, End of Period	$13.86	$14.49	$11.92	$11.68	$20.92
Common Stock Market Value, End of Period	$12.20	$12.54	$9.54	$9.62	$18.97
Total Return, Common Stock Net Asset Value[d,e]	0.18%[f]	34.32%	14.63%	(38.45)%	6.74%[f]
Total Return, Common Stock Market Value[d,e]	1.89%[f]	45.25%	11.39%	(44.09)%	(3.21)%[f]
Supplemental Data/Ratios
Net Assets Applicable to Common Stockholders, End of Period (in millions)	$1,092.0	$1,141.1	$938.9	$919.6	$1,647.7
Ratios are Calculated Using Average Net Assets Applicable to Common Stockholders
Ratio of Gross Expenses	1.39%[g]	1.37%	1.32%	1.30%	1.30%[g]
Ratio of Net Expenses	1.39%[g]	1.37%	1.32%	1.30%	1.30%[g]
Ratio of Net Investment Income/(Loss)	(0.49)%[g]	(0.34)%	(0.52)%	(0.94)%	(0.82)%[g]
Portfolio Turnover Rate	56%[f]	117%	31%	103%	81%[f]

See Notes to Financial Highlights

Notes to Financial Highlights Next Generation Connectivity Fund Inc. (Unaudited)

a	The date investment operations commenced.
b	Consolidated financial highlights. See Note A in the Notes to Consolidated Financial Statements.
c	Calculated based on the average number of shares of common stock outstanding during each fiscal period.
d	The class action proceeds received in 2024 had no impact on the Fund's total returns for the year ended October 31, 2024.
e
Total return based on per share NAV reflects the effects of changes in NAV on the performance of the Fund during each fiscal period. Total return based on per share market value assumes the purchase of shares of common stock at the market price on the first day and sale of common stock at the market price on the last day of the period indicated. Distributions, if any, are assumed to be reinvested at prices obtained under the
Fund's distribution reinvestment plan. Results represent past performance and do not indicate future results.
Current returns may be lower or higher than the performance data quoted. Investment returns will fluctuate and shares of common stock, when sold, may be worth more or less than original cost.

f	Not annualized.
g	Annualized.

Distribution Reinvestment Plan for the Fund
Equiniti Trust Company, LLC (the "Plan Agent") will act as Plan Agent for stockholders who have not elected in writing to receive dividends and distributions in cash (each a "Participant"), will open an account for each Participant under the Distribution Reinvestment Plan ("Plan") in the same name as their then-current shares of the Fund’s common stock ("Shares") are registered, and will put the Plan into effect for each Participant as of the first record date for a dividend or capital gains distribution.
Whenever the Fund declares a dividend or distribution with respect to the Shares, each Participant will, except as described in the next paragraph, receive such dividends and distributions in additional newly issued Shares, including fractional Shares acquired by the Plan Agent from the Fund and credited to each Participant’s account. If on the payment date for a cash dividend or distribution, the net asset value is equal to or less than the market price per Share plus estimated brokerage commissions, the Plan Agent shall automatically receive such Shares, including fractions, for each Participant’s account. The Fund’s initial stockholder has approved the Fund issuing new Shares at times when the NAV exceeds the market price per Share. Except in the circumstances described in the next paragraph, the number of additional Shares to be credited to each Participant’s account shall be determined by dividing the dollar amount of the dividend or distribution payable on their Shares by the greater of the net asset value per Share determined as of the date of purchase or 95% of the then-current market price per Share on the payment date.
Should the net asset value per Share exceed the market price per Share plus estimated brokerage commissions on the payment date for a cash dividend or distribution, and the Fund has not determined to issue new Shares, the Plan Agent or a broker-dealer selected by the Plan Agent shall endeavor, for a purchase period lasting until the last business day before the next date on which the Shares trade on an "ex-dividend" basis, but in no event, except as provided below, more than 30 days after the payment date, to apply the amount of such dividend or distribution on each Participant’s Shares (less their pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of such dividend or distribution) to purchase Shares on the open market for each Participant’s account. No such purchases may be made more than 30 days after the payment date for such dividend or distribution except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. If, at the close of business on any day during the purchase period the net asset value per Share equals or is less than the market price per Share plus estimated brokerage commissions, the Plan Agent will not make any further open-market purchases in connection with the reinvestment of such dividend or distribution. If the Plan Agent is unable to invest the full dividend or distribution amount through open-market purchases during the purchase period, the Plan Agent shall request that, with respect to the uninvested portion of such dividend or distribution amount, the Fund issue new Shares at the close of business on the earlier of the last day of the purchase period or the first day during the purchase period on which the net asset value per Share equals or is less than the market price per Share, plus estimated brokerage commissions, such Shares to be issued in accordance with the terms specified in the third paragraph hereof. These newly issued Shares will be valued at the then-current market price per Share at the time such Shares are to be issued.
For purposes of making the reinvestment purchase comparison under the Plan, (a) the market price of the Shares on a particular date shall be the last sales price on the New York Stock Exchange (or if the Shares are not listed on the New York Stock Exchange, such other exchange on which the Shares are principally traded) on that date, or, if there is no sale on such Exchange (or if not so listed, in the over-the-counter market) on that date, then the mean between the closing bid and asked quotations for such Shares on such Exchange on such date and (b) the net asset value per Share on a particular date shall be the net asset value per Share most recently calculated by or on behalf of the Fund. All dividends, distributions and other payments (whether made in cash or Shares) shall be made net of any applicable withholding tax.

Open-market purchases provided for above may be made on any securities exchange where the Fund’s Shares are traded, in the over-the-counter market or in negotiated transactions and may be on such terms as to price, delivery and otherwise as the Plan Agent shall determine. Each Participant’s uninvested funds held by the Plan Agent will not bear interest, and it is understood that, in any event, the Plan Agent shall have no liability in connection with any inability to purchase Shares within 30 days after the initial date of such purchase as herein provided, or with the timing of any purchases effected. The Plan Agent shall have no responsibility as to the value of the Shares acquired for each Participant’s account. For the purpose of cash investments, the Plan Agent may commingle each Participant’s funds with those of other stockholders of the Fund for whom the Plan Agent similarly acts as agent, and the average price (including brokerage commissions) of all Shares purchased by the Plan Agent as Plan Agent shall be the price per Share allocable to each Participant in connection therewith.
The Plan Agent may hold each Participant’s Shares acquired pursuant to the Plan together with the Shares of other stockholders of the Fund acquired pursuant to the Plan in noncertificated form in the Plan Agent’s name or that of the Plan Agent’s nominee. The Plan Agent will forward to each Participant any proxy solicitation material and will vote any Shares so held for each Participant only in accordance with the instructions set forth on proxies returned by the Participant to the Fund.
The Plan Agent will confirm to each Participant each acquisition made for their account as soon as practicable but not later than 60 days after the date thereof. Although each Participant may from time to time have an undivided fractional interest (computed to three decimal places) in a Share, no certificates for a fractional Share will be issued. However, dividends and distributions on fractional Shares will be credited to each Participant’s account. In the event of termination of a Participant’s account under the Plan, the Plan Agent will adjust for any such undivided fractional interest in cash at the market value of the Shares at the time of termination, less the pro rata expense of any sale required to make such an adjustment.
Any Share dividends or split Shares distributed by the Fund on Shares held by the Plan Agent for Participants will be credited to their accounts. In the event that the Fund makes available to its stockholders rights to purchase additional Shares or other securities, the Shares held for each Participant under the Plan will be added to other Shares held by the Participant in calculating the number of rights to be issued to each Participant.
The Plan Agent’s service fee for handling capital gains and other distributions or income dividends will be paid by the Fund. Participants will be charged their pro rata share of brokerage commissions on all open-market purchases.
Each Participant may terminate their account under the Plan by notifying the Plan Agent in writing. Such termination will be effective immediately if the Participant’s notice is received by the Plan Agent not less than ten days prior to any dividend or distribution record date, otherwise such termination will be effective the first trading day after the payment date for such dividend or distribution with respect to any subsequent dividend or distribution. The Plan may be terminated by the Plan Agent or the Fund upon notice in writing mailed to each Participant at least 30 days prior to any record date for the payment of any dividend or distribution by the Fund.
These terms and conditions may be amended or supplemented by the Plan Agent or the Fund at any time or times but, except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority, only by mailing to each Participant appropriate written notice at least 30 days prior to the effective date thereof. The amendment or supplement shall be deemed to be accepted by each Participant unless, prior to the effective date thereof, the Plan Agent receives written notice of the termination of their account under the Plan. Any such amendment may include an appointment by the Plan Agent in its place and stead of a successor Plan Agent under these terms and conditions, with full power and authority to perform all or any of the acts to be performed by the Plan Agent under these terms and conditions. Upon any such appointment of any Plan Agent for the purpose of receiving dividends and distributions, the Fund will be authorized to pay to such successor Plan Agent, for each Participant’s account, all dividends and distributions payable on Shares held in their name or under the Plan for retention or application by such successor Plan Agent as provided in these terms and conditions.

The Plan Agent shall at all times act in good faith and agrees to use its best efforts within reasonable limits to ensure the accuracy of all services performed under this Plan and to comply with applicable law, but assumes no responsibility and shall not be liable for loss or damage due to errors unless such error is caused by the Plan Agent’s negligence, bad faith, or willful misconduct or that of its employees. These terms and conditions are governed by the laws of the State of Maryland.
Reinvested dividends and distributions are taxed in the same manner as cash dividends and distributions — i.e., reinvestment in additional Shares does not relieve stockholders of, or defer the need to pay, any income tax that may be payable (or that is required to be withheld) on Fund dividends and distributions. Participants should contact their tax professionals for information on how the Plan impacts their personal tax situation. For additional information about the Plan, including how to change your distribution option from the Plan to cash distributions, or vice versa, contact your broker or, if you own Shares directly, please contact the Plan Agent by telephone at 1-866-227-2136 or by mail at P.O. Box 10027, Newark, NJ 07101-3027 or online at https://equiniti.com/us/ast-access/individuals/.

Directory

Investment Manager and Administrator
Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104-0002
877.461.1899
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
Equiniti Trust Company, LLC
48 Wall Street, Floor 23
New York, NY 10005
Shareholder Services 866.227.2136

Plan Agent
Equiniti Trust Company, LLC
P.O. Box 10027
Newark, NJ 07101-3027

Overnight correspondence should be sent to:
Equiniti Trust Company, LLC
55 Challenger Road 2nd Floor
Ridgefield Park, NJ 07660
Legal Counsel
K&L Gates LLP
1601 K Street, NW
Washington, DC 20006-1600
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Proxy Voting Policies and Procedures
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-877-9700 (toll-free) and on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available upon request, without charge, by calling 800-877-9700 (toll-free), on the SEC’s website at www.sec.gov, and on Neuberger Berman’s website at www.nb.com.
Quarterly Portfolio Schedule
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The portfolio holdings information on Forms N-PORT are available upon request, without charge, by calling 800-877-9700 (toll-free).

FACTS	WHAT DOES NEUBERGER BERMAN DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■  Social Security numbers, dates of birth, and other numerical identifiers
■  Names and addresses
■  Driver’s licenses, passports, and other identification documents
■  Usernames and passwords
■  Internet protocol addresses and other network activity information
■  Income, credit history, credit scores, assets, transaction history, and other financial information

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Neuberger Berman chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Neuberger Berman share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our Affiliates’ everyday business purposes— information about your transactions and experiences	Yes	No
For our Affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share
For Nonaffiliates to market to you	No	We don’t share

Questions?	Call 646.497.4003 or 866.483.1046 (toll-free) Email NBPrivacyOfficer@nb.com or go to www.nb.com

Rev. August

2024

This is not part of the Fund's stockholder report.

Who we are?
Who is providing this notice?	Entities within the Neuberger Berman family of companies, mutual funds, and private investment funds.

What we do?
How does Neuberger Berman protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law and include physical, electronic and procedural safeguards.
How does Neuberger Berman collect my personal information?
We collect your personal information directly from you or your representatives, for example, when you
■  seek advice about your investments
■  give us your contact or income information
■  provide account information or open an account
■  direct us to buy or sell securities, or complete other
transactions
■  visit one of our websites, portals, or other online locations
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only:
■  sharing with Affiliates for everyday business
purposes—information about your creditworthiness
■  Affiliates from using your information to market to you
■  sharing with Nonaffiliates to market to you
State laws and individual companies may give you additional
rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can
be financial and nonfinancial companies.
■  Our affiliates include, but are not limited to, companies with a
Neuberger Berman name; financial companies, such as
investment advisers or broker dealers; mutual funds; and
private investment funds.

Nonaffiliates
Companies not related by common ownership or control. They
can be financial and nonfinancial companies.
■  Nonaffiliates we share with can include companies that
perform administrative services on our behalf (such as
vendors that provide data processing, transaction processing, and printing services) or other companies such as brokers,
dealers, or counterparties in connection with servicing your account.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Neuberger Berman doesn’t jointly market.

This is not part of the Fund's stockholder report.

Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Internal Sales & Services
877.461.1899
www.nb.com
Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of stockholders and is not an offer for shares of the Fund.

X0053  06/25

(b)	Not applicable.
Item 2. Code of Ethics.
The Board of Directors (“Board”) of Neuberger Berman Next Generation Connectivity Fund Inc. (“Registrant” or “Fund”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”).  During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.
A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Alternative Funds’ Form N-CSR, Investment Company Act file number 811-21715 (filed January 6, 2025). The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).
Item 3. Audit Committee Financial Expert.
Not applicable to semi-annual reports on Form N-CSR.
Item 4. Principal Accountant Fees and Services.
Not applicable to semi-annual reports on Form N-CSR.
Item 5. Audit Committee of Listed Registrants.
(a)	Not applicable to semi-annual reports on Form N-CSR.

(b)	Not applicable.

Item 6. Investments.
(a)	The complete schedule of investments for the Registrant is disclosed in the Registrant’s Semi-Annual Report, which is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Not applicable to closed-end investment companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable to closed-end investment companies.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable to closed-end investment companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Not applicable to closed-end investment companies.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to semi-annual reports on Form N-CSR.
Item 13. Portfolio Managers of Closed-End Management Investment Companies.
(a)	Not applicable to semi-annual reports on Form N-CSR.

(b)	There have been no changes in any of the Portfolio Managers since the Registrant’s most recent annual report on Form N-CSR.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
No reportable purchases for the period covered by this report.
Item 15.  Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedures by which stockholders may recommend nominees to the Board.
Item 16. Controls and Procedures.
(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
(a)	The Fund did not engage in any securities lending activity during its most recent fiscal year.
(b)	The Fund did not engage in any securities lending activity and no services were provided by the securities lending agent to the Fund during its most recent fiscal year.
Item 18. Recovery of Erroneously Awarded Compensation.
Not applicable to the Registrant.
Item 19. Exhibits.
(a)(1)	A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Alternative Funds’ Form N-CSR, Investment Company Act file number 811-21715 (filed January 6, 2025).
(a)(2)	Not applicable to the Registrant.
(a)(3)	The certifications required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.
(a)(4)	Not applicable to the Registrant.
(a)(5)	Not applicable to the Registrant.

(b)	The certification required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act is furnished herewith.
The certification furnished pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act will not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (“Exchange Act”), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman Next Generation Connectivity Fund Inc.
By: /s/ Joseph V. Amato
      Joseph V. Amato
Chief Executive Officer and President
Date:  June 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President
Date:  June 26, 2025

By: /s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date:  June 26, 2025